Employee compensation (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Employee Benefits [Abstract]
Stock-based compensation and related costs
The following table outlines share-based compensation and related payroll taxes included in the following expenses:

	2025	2024
	$	$

Direct cost of revenues	3,323	6,188
General and administrative	18,054	19,492
Research and development	18,654	25,298
Sales and marketing	16,547	22,807
Restructuring	—	1,995

Total share-based compensation and related payroll taxes	56,578	75,780